Accounts receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable
Accounts receivable	$ 4,993	$ 2,529
Impairment of accounts receivable recorded in the income statement	$ 5	$ (1)	$ (7)
Steel industry market
Accounts receivable
Perecentage of revenue	87.25%	87.33%
One Customer | Ferrous minerals
Accounts receivable
Perecentage of revenue	10.10%
Accounts receivable
Accounts receivable
Expected credit loss	$ (50)	$ (63)
Carrying amount
Accounts receivable
Accounts receivable	$ 5,043	$ 2,592